Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of Assets, Liabilities, Results of Operations and Changes in Cash and Cash Equivalents

The following table sets forth the assets, liabilities, results of operations and changes in cash and cash equivalents of the VIEs taken as a whole, which were included in the Company’s consolidated financial statements with intercompany balances and transactions eliminated between the VIEs:

	As of December 31,
	2019	2020
	(in thousands of US$)
Cash and cash equivalents	4,875	1,734
Accounts receivable, net	5,625	1,450
Amounts due from non-VIE subsidiaries of the Company	9,072	6,663
Property and equipment and intangible assets	2,219	2,311
Others	19,262	9,399
Total assets	41,053	21,557
Short term borrowings	4,659	—
Amounts due to non-VIE subsidiaries of the Company	48,674	42,442
Accrued expenses, account payable and other liabilities	16,580	14,276
Contract liabilities	837	215
Total liabilities	70,750	56,933

	Years ended December 31,
	2018	2019	2020
	(in thousands of US$)
Revenue (note)	89,366	82,054	55,014
Net (loss)/income (note)	(20,102)	3,160	(3,528)
Net cash (used in)/provided by operating activities	(8,816)	2,516	2,739
Net cash provided by/ (used in) investing activities	371	(2,697)	(1,196)
Net cash provided by/ (used in) financing activities	4,309	(207)	(4,684)

Schedule of Cash, Cash Equivalents and Restricted Cash

Cash, cash equivalents and restricted cash as reported in the consolidated statement of cash flows are presented separately on our consolidated balance sheet as follows:

	December 31,	December 31,
(In thousands)	2019	2020
Cash and cash equivalents	37,320	21,989
Restricted cash	2,954	8,237
Total	40,274	30,226

Schedule of Depreciation Using Straight-Line Method to Allocate Their Cost to Their Residual Values Over Their Estimated Useful Lives

Depreciation is calculated using the straight-line method to allocate their cost to their residual values over their estimated useful lives, as follows:

Computers, server & switch and office equipment	5 years
Wi-Fi terminals for data connectivity services	2 years
Leasehold improvement	Over the shorter of lease term or 3 years

Schedule of Amortization of Finite-Lived Intangible Assets Estimated Useful Lives

Amortization of finite-lived intangible assets is computed using the straight-line method over their estimated useful lives, which are as follows:

Trademark	10 years
Software	10 years
Licensed copyrights	10 years